Related party transactions - Lease Agreements - Summary (Details) - EUR (€) € in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease Transactions
Depreciation		€ 746,471	€ 690,476	€ 703,999
Interest expense		151,317	143,160	159,148
Leases balances
Right-of-use asset	€ 4,187,126	4,187,126	4,316,440
Lease Agreements
Lease Transactions
Depreciation		22,351	21,585	21,161
Interest expense		1,572	1,753	2,012
Lease expense		259	1,692	3,024
Leases balances
Right-of-use asset	151,372	151,372	116,975
Lease liability	153,703	153,703	119,281
Fresenius SE | Lease Agreements
Lease Transactions
Depreciation		8,395	7,876	7,925
Interest expense		524	661	740
Lease expense		259	1,654	2,452
Leases balances
Right-of-use asset	38,688	38,688	48,794
Lease liability	39,626	39,626	50,997
Fresenius SE affiliates | Lease Agreements
Lease Transactions
Depreciation		13,956	13,709	13,236
Interest expense		1,048	1,092	1,272
Lease expense			38	€ 572
Leases balances
Right-of-use asset	112,684	112,684	68,181
Lease liability	114,077	€ 114,077	€ 68,284
One Company of Fresenius SE Companies | Lease Agreements
Leases balances
Consideration for building and other assets sold	€ 31,315
Lease term of buildings	10 years